Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Total
Balance at Dec. 31, 2022	$ 14,120	$ 146,326	$ (156,467)	$ 20	$ 3,999
Loss for the year			(1,782)		(1,782)
Loss from continuing operations					(1,782)
Loss from discontinued operations
Share-based payment			3		3
Balance at Dec. 31, 2023	14,120	146,326	(158,246)	20	2,220
Loss for the year					(1,027)
Loss from continuing operations			240		240
Loss from discontinued operations			(1,267)		(1,267)
Issuance of shares and warrants, net (refer to Note 13c)	4,020	(4,020)
Issuance of shares and warrants as part of the Social Proxy transaction (refer to Note 5)	4,998	(1,020)			3,978
Share-based payment			264		264
Balance at Dec. 31, 2024	23,138	141,286	(159,009)	20	5,435
Loss for the year					(6,969)
Loss from continuing operations			(759)		(759)
Loss from discontinued operations			(6,210)		(6,210)
Conversion of warrants (refer to Note 13)	2,001	(1,067)			934
Share-based payment			346		346
Balance at Dec. 31, 2025	$ 25,139	$ 140,219	$ (165,632)	$ 20	$ (254)